                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter End: September 30, 2008

If amended report check here: [_]

This Amendment (check only one): [_] is a restatement
                                 [_] adds new holding entries

                          P&S Capital Management, L.P.
                    Name of Institutional Investment Manager

590 Madison Avenue, 28th Floor              New York   New York   10022
Business Address                 (Street)    (City)     (State)   (Zip)

13F File Number: 28-13085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Greg Pearson   Chief Financial Officer   (212) 319-8220
   (Name)              (Title)               (Phone)

Signature, Place and Date of Signing:


/s/ Greg Pearson
-------------------------------
590 Madison Avenue, 28th Floor
New York, New York 10022
11/14/2008

P&S Capital Partners, LLC is the general partner for certain investment funds for which it has delegated investment discretion to P&S Capital Management, L.P. P&S Capital Management, LLC is the general partner of P&S Capital Management, L.P

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Report Type:

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2
Form 13F Information Table Entry Total:      11
Form 13F Information Table Value Total: $42,305 (thousands)

List of Other Included Managers:

No.   Form 13F File Number:   Name:
---   ---------------------   ---------------------------
1.    28-13086                P&S Capital Management, LLC
2.    28-06197                P&S Capital Partners, LLC

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                                INFORMATION TABLE

                          P&S CAPITAL MANAGEMENT, L.P.

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/08

ITEM 1                       ITEM 2         ITEM 3     ITEM 4           ITEM 5           ITEM 6    ITEM 7             ITEM 8
----------------------   --------------   ---------   --------   --------------------   -------   --------       VOTING AUTHORITY
                                                        VALUE    SHARES/   SH/   PUT/   INVSTMT     OTHER    -----------------------
NAME OF ISSUER           TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL-LUCENT           SPONSORED ADR    013904305        194    50,400         CALL   DEFINED          1    50,400
CHENIERE ENERGY INC      COM NEW          16411R208        764   339,700         CALL   DEFINED          1   339,700
CHESAPEAKE ENERGY CORP   COM              165167107      3,586   100,000         CALL   DEFINED          1   100,000
FLEXTRONICS INTL LTD     ORD              Y2573F102      4,956   700,000         PUT    DEFINED          1   700,000
GENERAL MTRS CORP        COM              370442105      3,780     4,000         PUT    DEFINED          1     4,000
GOLDMAN SACHS GROUP INC  COM              38141G104      9,216    72,000         PUT    DEFINED          1    72,000
MAGUIRE PPTYS INC        COM              559775101      1,180   198,000   SH           DEFINED          1   198,000
MOSAIC CO                COM              61945A107      4,557    67,000         CALL   DEFINED          1    67,000
TARGET CORP              COM              87612E106      3,483    71,000   SH           DEFINED          1    71,000
TARGET CORP              COM              87612E106      4,905   100,000         PUT    DEFINED          1   100,000
U S AIRWAYS GROUP INC    COM              90341W108      5,684   942,700         PUT    DEFINED          1   942,700